Consolidated Statement of Changes in Stockholders' Equity (USD $)		Preferred Stock [Member] Series E Non-Cumulative Perpetual Preferred Stock [Member]	Preferred Stock [Member] Series F Noncumulative Perpetual Preferred Stock [Member]	Preferred Stock [Member] Series D Cumulative Perpetual Preferred Stock [Member]	Preferred Stock [Member]	Common Stock [Member] Series A Subordinated Notes and Detachable Warrants [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Series E Non-Cumulative Perpetual Preferred Stock [Member]	Additional Paid-in Capital [Member] Series A Subordinated Notes and Detachable Warrants [Member]	Additional Paid-in Capital [Member] Series F Noncumulative Perpetual Preferred Stock [Member]	Additional Paid-in Capital [Member] Series D Cumulative Perpetual Preferred Stock [Member]	Additional Paid-in Capital [Member] Warrants Associated With Series D Cumulative Perpetual Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Treasury Stock [Member]	Series E Non-Cumulative Perpetual Preferred Stock [Member]	Series A Subordinated Notes and Detachable Warrants [Member]	Series F Noncumulative Perpetual Preferred Stock [Member]	Series D Cumulative Perpetual Preferred Stock [Member]	Warrants Associated With Series D Cumulative Perpetual Preferred Stock [Member]	Total
Balance at Dec. 31, 2009					$ 38,805		$ 4,674,536						$ 82,194,330	$ 38,458,477	$ 135,608	$ 1,699,630	$ (1,606,510)						$ 125,594,876
Net income														6,586,679		221,047							6,807,726
Comprehensive income															568,557								568,557
Common cash dividends declared, $0.08 per share														(366,152)									(366,152)
Preferred cash dividends declared and accrued														(3,679,100)									(3,679,100)
Discount accretion on cumulative preferred stock													449,004	(449,004)
Redemption of shares of Noncumulative Perpetual Preferred Stock					13,132								(13,132)
Exchange of 300 shares of Series C Non-Cumulative Perpetual Preferred Stock for 7,500 shares of Series E Non-Cumulative Perpetual Convertible Preferred Stock					7,200								(7,200)
Proceeds from issuance of preferred stock		4,100						3,183,133										3,187,233
Proceeds from issuance of warrants to purchase 54,000 shares of common stock in conjunction with the issuance of Series A Subordinated Notes													84,240										84,240
Proceeds from issuance of common stock as a result of stock purchased under the Employee Stock Purchase Plan							28,907						192,362										221,269
Proceeds from issuance of 17,876 shares of common stock as a result of stock options exercised							5,754						37,621										43,375
Proceeds from issuance of common stock as a result of stock options exercised							5,754						37,621										43,375
Exchange of shares of common stock in connection with payroll taxes for restricted stock							(367)						(2,730)										(3,097)
Stock compensation expense													533,271										533,271
Restricted stock awards							23,598						(23,598)
Purchase of noncontrolling interests													(149,032)			(270,968)							(420,000)
Other adjustments to noncontrolling interests																(1,490)							(1,490)
Balance at Dec. 31, 2010					63,237		4,732,428						86,478,269	40,550,900	704,165	1,648,219	(1,606,510)						132,570,708
Net income														9,691,648		438,221							10,129,869
Comprehensive income															4,050,549								4,050,549
Common cash dividends declared, $0.08 per share														(372,761)									(372,761)
Preferred cash dividends declared and accrued														(3,694,441)									(3,694,441)
Discount accretion on cumulative preferred stock	[1]												1,589,444	(1,589,444)
Proceeds from issuance of preferred stock			40,090							39,956,832										39,996,922
Redemption of preferred stock				(38,237)							(38,198,763)	(1,100,000)									(38,237,000)	(1,100,000)
Proceeds from issuance of common stock as a result of stock purchased under the Employee Stock Purchase Plan							36,174						207,592										243,766
Proceeds from issuance of 17,876 shares of common stock as a result of stock options exercised							36,459						216,765										253,224
Proceeds from issuance of common stock as a result of stock options exercised							36,459						216,765										253,224
Exchange of common stock							(2,550)						(17,101)										(19,651)
Stock compensation expense													646,419										646,419
Restricted stock awards							76,924						(76,924)
Other adjustments to noncontrolling interests																(34,902)							(34,902)
Balance at Dec. 31, 2011					65,090		4,879,435						89,702,533	44,585,902	4,754,714	2,051,538	(1,606,510)						144,432,702
Net income														12,617,767		488,473							13,106,240
Comprehensive income															(48,031)								(48,031)
Common cash dividends declared, $0.08 per share														(381,042)									(381,042)
Preferred cash dividends declared and accrued														(3,496,085)									(3,496,085)
Redemption of shares of Noncumulative Perpetual Preferred Stock			(10,223)							(10,212,777)										(10,223,000)
Proceeds from issuance of common stock as a result of stock purchased under the Employee Stock Purchase Plan							31,554						249,316										280,870
Proceeds from issuance of 17,876 shares of common stock as a result of stock options exercised							17,876						155,428										173,304
Proceeds from issuance of common stock as a result of stock options exercised							17,876						155,428										173,304
Exchange of common stock							(611)						(7,125)										(7,736)
Exchange of shares of common stock in connection with payroll taxes for restricted stock							(576)						(2,103)										(2,679)
Proceeds from exercise of warrants to purchase 54,000 shares of common stock issued in conjunction with the Series A Subordinated Notes						54,000			486,000										540,000				540,000
Stock compensation expense													849,760										849,760
Restricted stock awards							57,770						(57,770)
Purchase of noncontrolling interests													(2,250,471)			(2,531,748)							(4,782,219)
Other adjustments to noncontrolling interests																(8,263)							(8,263)
Balance at Dec. 31, 2012					$ 54,867		$ 5,039,448						$ 78,912,791	$ 53,326,542	$ 4,706,683		$ (1,606,510)						$ 140,433,821

[1]	Includes $1,252,895 of accelerated discount accretion as a result of redeeming Series D Cumulative Perpetual Preferred Stock.